Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions
Schedule of material related party transactions

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Purchase of goods	213,350	340,356	1,451,404
Purchase of services	1,001	317,921	462,126
Provision of services	1,825	6,300	44,420
Sales of product	—	—	111,510